Acquisitions - Summary of Operation Attributable to Acquisition (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenue	¥ 17,015,089	¥ 13,408,421	¥ 8,886,390
Net loss	¥ 2,970,890	2,815,775	¥ 2,148,098
Tantan Limited [Member]
Net revenue		417,998
Net loss		¥ 519,206